Operating profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Remuneration of Group's auditor
Audit fees	€ 23	€ 21	€ 22
Vantage Towers IPO		11	5
Audit-related	2		1
Corporate finance			1
Non-audit fees	2	11	7
Total fees	25	32	29
Increase in audit fees		1
Vantage Towers
Remuneration of Group's auditor
Vantage Towers IPO		1
Increase in audit fees		3
Parent company
Remuneration of Group's auditor
Audit fees	4	3	4
Subsidiaries
Remuneration of Group's auditor
Audit fees	19	€ 18	17
Subsidiaries | New accounting standards
Remuneration of Group's auditor
Audit fees	€ 1		€ 1